Concentration Risk Schedule of Revenue Concentration (Details) (Revenue Concentration by Asset Class [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Money Market Assets [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	47.00%	46.00%	50.00%
Equity Assets [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	31.00%	33.00%	31.00%
Fixed-income Assets [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	21.00%	20.00%	18.00%